Segment reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Financial Information by Segment
The following table includes the Company’s selected financial information by segment:

Year ended December 31, 2023	Vessel Leasing	Mobile Power Generation	Elimination and Other	Total
Revenue	$1,702.8	$117.9	$—	$1,820.7
Operating expense	347.3	29.6	—	376.9
Depreciation and amortization expense	375.1	45.7	—	420.8
General and administrative expense	81.9	41.0	1.2	124.1
Operating lease expense	116.7	3.6	—	120.3
Gain on sale	(3.7)	—	—	(3.7)
Interest income	(9.5)	(2.1)	(1.6)	(13.2)
Interest expense	364.6	8.9	2.1	375.6
Income tax expense	2.0	6.3	—	8.3

Year ended December 31, 2022	Vessel Leasing	Mobile Power Generation	Elimination and Other	Total
Revenue	$1,543.0	$154.4	$—	$1,697.4
Operating expense	309.2	44.2	—	353.4
Depreciation and amortization expense	327.5	51.6	—	379.1
General and administrative expense	76.6	33.5	(2.0)	108.1
Indemnity claim (income) under acquisition agreement	—	(21.3)	—	(21.3)
Operating lease expense	120.3	2.7	—	123.0
Loss (Gain) on sale	4.0	(0.3)	—	3.7
Interest income	(5.5)	(0.7)	(0.3)	(6.5)
Interest expense	219.4	16.7	(0.7)	235.4
Income tax expense	1.9	0.5	—	2.4
3.    Segment reporting (continued):

	Year ended December 31, 2023	Year ended December 31, 2022
Vessel leasing adjusted EBITDA	$1,157.0	$1,036.9
Mobile power generation adjusted EBITDA	43.7	97.1
Total segment adjusted EBITDA	1,200.7	1,134.0
Eliminations and other	(4.8)	(1.4)
Depreciation and amortization expense	420.8	379.1
Interest income	(13.2)	(6.5)
Interest expense	375.6	235.4
Gain on derivative instruments	(16.7)	(120.6)
Loss on debt extinguishment	10.3	9.4
Other expenses	18.9	7.1
Loss (Gain) on contingent consideration asset	2.2	(0.9)
Loss on foreign currency repatriation	—	4.0
(Gain) Loss on sale	(3.7)	3.7
Consolidated net earnings before taxes	$411.3	$624.7
(1)The calculation of adjusted EBITDA does not include the Indemnity claim under acquisition agreement as an adjustment for the mobile power generation segment. Although the revenue reported for this segment is lower due to an injunction at one of the sites, the losses are recoverable through an indemnification agreement (note 5).

Total Assets	December 31, 2023	December 31, 2022
Vessel Leasing	$13,105.8	$10,584.2
Mobile Power Generation	764.9	838.9
Elimination and Other	(157.7)	(120.7)
Total	$13,713.0	$11,302.4

Capital expenditures by segment	Year ended December 31, 2023	Year ended December 31, 2022
Vessel leasing	$2,997.0	$1,219.5
Mobile power generation	13.9	20.2